PROVISIONS	12 Months Ended
Dec. 31, 2024
Disclosure of legal-related and non legal-related provision [abstract]
PROVISIONS

NOTE 23 –PROVISIONS

The movement and balances of legal and non-legal related provisions during the periods ended on December 31, 2024, 2023 and 2022 are described below:

	For legal		Non-legal		Total provisions
Balance as of January 1, 2022	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
Provisions made during the year		183,294		380,005		563,299
Provisions used during the year		(44,895)		(200,406)		(245,301)
Provisions reversed during the year (1)		(155,475)		(62,180)		(217,655)
Effect of movements in exchange rates		370		17,810		18,180
Reclassification BAC		(2,047)		(40,193)		(42,240)
Discontinued operations		417		210		627
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171
Provisions made during the year		298,719		334,974		633,693
Provisions used during the year		(51,160)		(338,536)		(389,696)
Provisions reversed during the year (1)		(258,421)		(110,419)		(368,840)
Effect of movements in exchange rates		(642)		(18,403)		(19,045)
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283
Provisions made during the year		202,964		291,234		494,198
Provisions used during the year		(38,897)		(135,145)		(174,042)
Provisions reversed during the year (1)		(189,486)		(121,466)		(310,952)
Effect of movements in exchange rates		256		9,928		10,184
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671
(1)	For legal related, recovery of provisions by Porvenir as of December 31, 2024 and 2023 by Ps. 177,527 and Ps.241,431 respectively for claims for nullity of affiliations that were in progress.

The estimated period for the cancellation of the provisions recorded as of December 31,2024 and 2023 is a follows.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	12,209	Ps.	226,460	Ps.	238,669
After twelve months		180,317		683,685		864,002
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	8,283	Ps.	173,692	Ps.	181,975
After twelve months		209,406		691,902		901,308
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283

Legal related:

Administrative proceedings

At December 31, 2024 and 2023, the outstanding balance of provisions recorded for administrative proceedings were Ps. 15,532 and Ps. 29,207 respectively, by way of claims for administrative or judicial processes of a tax nature other than income tax and other processes, initiated by national and local authorities that establish, in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

At December 31, 2024 and 2023, the outstanding balance of provisions recorded for labor proceedings were Ps. 27,125 and Ps. 28,138 respectively. Labor proceedings include labor pursuits, indemnities for former employees against some subsidiaries of Grupo Aval. The time expected for resolution is uncertain since each proceeding is based on different instances.

Other proceedings

At December 31, 2024 and 2023, the outstanding balance of provisions for legal proceedings resulting from requests civil and other proceedings such as constitutional actions of a heritage nature recorded were Ps. 149,869 and Ps. 160,344, respectively, being the most representative provisions made to cover claims for cancellation of affiliations and transfer of regime, old-age pensions, requests to Porvenir, old age disability and survival pensions which amounted to Ps. 131,962 and Ps. 152,017, respectively.

Non-legal related:

At December 31, 2024 and 2023 the outstanding balance of non-legal related provisions recorded amounting were Ps. 910,145 and Ps. 865,594, respectively, are comprised by:

●	Provisions in Corficolombiana´s affiliates as of December 31, 2024 and 2023, associated with the maintenance, restoration and rehabilitation relating to development of concession contracts of Ps. 306,643 and Ps. 310,044 respectively.

●	Provisions in Porvenir´s subsidiary as of December 31, 2024, and 2023, where the main balance corresponds to undercapitalized accounts, these are individual pension accounts called "Fondo de Pensiones Obligatorias Especial Porvenir de Retiro Programado", which according to actuarial projections do not have the required balance to achieve minimum pension payment, and thus have to be provisioned for the expected difference of Ps. 274,318 and Ps. 283,568 respectively.

●	Provisions for losses on loan commitments and financial guarantee contracts as of December 31 2024 and 2023, of Ps. 72,414 and Ps. 70,268 respectively. (See note 4.1.5) Loan commitments and financial guarantee contracts.

●	Provision in Proyecto de Inversión Vial del Oriente and Proyecto de Inversión Vial Andino, a Corficolombiana´s subsidiary as of December 31, 2024, and 2023 for the recognition of additional costs of Ps. 85,676 and Ps. 15,923 respectively. Proyecto de Inversión Vial del Pacífico did not record provision as of December 31, 2024, and the recognition of additional costs on the Pacífico 1 project as of December 31,2023 for Ps. 42,358.

●	Provisions of several subsidiaries of Grupo Aval as of December 31,2024 and 2023, corresponding to the dismantling of ATMs and offices of Ps. 86,222 and Ps. 75,808, respectively.

●	Other provisions of several subsidiaries of Grupo Aval as of December 31,2024 and 2023, for Ps. 84,872 and 67,625.